--------------------------------------------------------------------------------

                             [LOGO]
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                 January 1, 1997

Dear Shareholder:

    The Sound Shore Fund's 1996 total return of 33.3% was well in excess of the S&P 500 Index, which advanced 23.0%, and exceeded the average of 907 domestic equity growth funds (as categorized by Morningstar), which advanced 19.2%, for the same period. For the fourth quarter, the Fund rose 11.7%, versus the S&P's 8.4%. The Fund's 5 and 10 year average annual total returns as of December 31, 1996 are 18.7% and 14.8%, respectively. The Fund's ending net asset value of $21.71 followed a year-end distribution of $2.42 of income and capital gains.

    We continue to adhere to our contrarian value strategy believing that corporations do not change as much as investors' enthusiasm for them changes. We seek to profit from these disparities, devoting our efforts toward the evaluation of unpopular stocks, as reflected by low absolute and relative price earnings ratios. We are looking for financially sound companies that may have lost their Wall Street sponsorship, but not their earning power.

    Last year, our performance can be attributed to a number of stocks which underwent P/E expansion following the attainment or surpassing of consensus earnings estimates during the year. Holdings enjoying a return to more "normal" investor valuation last year included Allstate, MBIA, and PartnerRe in the insurance field; Vons, TJX, and Fred Meyer in retailing; and Compuware, IBM, and KLA Instruments in technology.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    We believe strongly in our ability to execute our disciplined value approach, and as co-investors in the Sound Shore Fund, we will continue to strive for above average absolute and relative equity performance.

Sincerely,

             [SIG]

T. GIBBS KANE, JR.

PRESIDENT

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE FUND'S AVERAGE ANNUAL TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FORUM FINANCIAL SERVICES, INC. IS THE FUND'S DISTRIBUTOR.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The following chart reflects a comparison in the change in value of a $10,000 investment in Sound Shore Fund, including reinvested dividends and distributions, and the performance of the Standard & Poor's 500 Composite Stock Index (the "S&P 500"). The S&P 500 is a market weighted index composed of 500 large capitalization companies and reflects the reinvestment of dividends. The Index return does not reflect expenses, which have been deducted from the Fund's return. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. PAST PERFORMANCE IS NOT PREDICTIVE NOR A GUARANTEE OF FUTURE RESULTS.

                       SOUND SHORE FUND VS. S&P 500 INDEX

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                 SOUND SHORE FUND     S&P 500 INDEX
5/85                                         $9,990           $10,000
12/85                                       $11,549           $11,416
12/86                                       $13,926           $13,547
12/87                                       $13,393           $14,257
12/88                                       $16,227           $16,618
12/89                                       $19,862           $21,873
12/90                                       $17,749           $21,195
12/91                                       $23,473           $27,638
12/92                                       $28,440           $29,741
12/93                                       $31,839           $32,726
12/94                                       $31,929           $33,156
12/95                                       $41,465           $45,602
12/96                                       $55,259           $56,065
Value on 12/31/96
Sound Shore Fund                                              $55,259
S&P 500 Index                                                 $56,065
Average Annual Total Return                  1 Year            5 Year    10 Year   on 5/17/85
Sound Shore Fund                             33.27%            18.66%     14.76%       15.83%
S&P 500 Index                                22.96%            15.18%     15.25%       16.03%

* Value for the S&P 500 is based on an inception date of 5/31/85.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
COMMON STOCKS (90.1%)
------------------------------------------------------------------------------------------

AIRLINES (2.0%)
Southwest Airlines Company                                        118,000    $   2,611,790
                                                                             -------------

BANKING (5.5%)
Banc One Corporation                                               37,400        1,608,200
Mellon Bank Corporation                                            40,500        2,875,500
Republic New York Corporation                                      35,000        2,856,877
                                                                             -------------
                                                                                 7,340,577
                                                                             -------------

BUILDING CONSTRUCTION (1.7%)
Kaufman & Broad Home Corporation                                  170,000        2,188,742
                                                                             -------------

BUILDING MATERIALS (1.8%)
Masco Corporation                                                  65,500        2,358,000
                                                                             -------------

COMMUNICATIONS (3.7%)
MCI Communications Corporation                                    150,500        4,919,482
                                                                             -------------

CONSUMER/FOODS (1.6%)
Interstate Bakeries Corporation                                    44,000        2,161,500
                                                                             -------------

DIVERSIFIED INDUSTRIAL (4.0%)
Polaris Industries, Inc.                                          105,000        2,493,750
Wolverine Tube, Inc.*                                              82,000        2,883,600
                                                                             -------------
                                                                                 5,377,350
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
ELECTRONICS (7.1%)
Amphenol Corporation*                                             183,500    $   4,082,875
KLA Instruments Corporation*                                       44,500        1,579,750
Texas Instruments, Inc.                                            59,000        3,761,250
                                                                             -------------
                                                                                 9,423,875
                                                                             -------------

ENERGY (1.8%)
Westcoast Energy, Inc.                                            140,000        2,345,000
                                                                             -------------

FINANCE (3.1%)
Federal National Mortgage Association                             109,000        4,060,250
                                                                             -------------

FINANCIAL SERVICES (5.9%)
Dean Witter Discover & Company                                     51,500        3,411,875
Lehman Brothers Holdings, Inc.                                     25,000          784,375
MBIA, Inc.                                                         35,500        3,594,375
                                                                             -------------
                                                                                 7,790,625
                                                                             -------------

HEALTH SERVICES (14.1%)
American Medical Response, Inc.*                                   82,700        2,687,750
Apria Healthcare Group, Inc.*                                     144,000        2,700,000
Beverly Enterprises, Inc.*                                        232,600        2,965,650
Columbia/HCA Healthcare Corporation                                89,500        3,647,125
Health Systems International, Inc.*                               206,000        5,098,500
PacifiCare Health Systems, Inc.*                                   20,000        1,705,000
                                                                             -------------
                                                                                18,804,025

HOUSEHOLD PRODUCTS -- NONDURABLE (1.5%)
Department 56, Inc.*                                               82,000        2,029,500
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
INSURANCE (10.6%)
Allstate Corporation                                               57,700    $   3,339,388
John Alden Financial Corporation                                  207,000        3,829,500
Loews Corporation                                                  46,500        4,382,625
PartnerRe Ltd.                                                     74,000        2,516,000
                                                                             -------------
                                                                                14,067,513
                                                                             -------------

MACHINERY & COMPUTER EQUIPMENT (4.2%)
Albany International Corporation                                   63,700        1,473,063
International Business Machines Corporation                        27,500        4,152,500
                                                                             -------------
                                                                                 5,625,563
                                                                             -------------

MEDICAL SUPPLIES (0.6%)
Bard (C.R.), Inc.                                                  26,000          728,000
                                                                             -------------

RETAIL (4.7%)
Fred Meyer, Inc.*                                                  82,800        2,939,400
Neiman-Marcus Group, Inc.*                                         18,000          459,000
Wal-Mart Stores Inc.                                              123,000        2,813,625
                                                                             -------------
                                                                                 6,212,025
                                                                             -------------

SOFTWARE (2.8%)
Compuware Corporation*                                             75,000        3,759,375
                                                                             -------------

STEEL (1.1%)
Birmingham Steel Corporation                                       77,500        1,472,500
                                                                             -------------

TOYS (4.3%)
Hasbro, Inc.                                                       73,500        2,857,313
Toy Biz, Inc.*                                                    147,600        2,878,200
                                                                             -------------
                                                                                 5,735,513
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                               SHARES OR
                                                              FACE AMOUNT    MARKET VALUE
                                                              ------------   -------------
TRANSPORTATION EQUIPMENT (5.8%)
Borg Warner Automotive, Inc.                                       65,500    $   2,521,750
Cummins Engine Company, Inc.                                       39,000        1,794,000
Echlin, Inc.                                                      109,000        3,447,127
                                                                             -------------
                                                                                 7,762,877
                                                                             -------------

UTILITIES (2.2%)
BCE, Inc.                                                          62,500        2,984,375
                                                                             -------------
TOTAL COMMON STOCKS (COST $94,871,654)                                       $ 119,758,457
                                                                             -------------

U.S. GOVERNMENT OBLIGATIONS (2.3%)
------------------------------------------------------------------------------------------
U.S. Treasury Bills, 4.166% yield, due 1/2/97                 $ 1,000,000    $   1,000,000
U.S. Treasury Bills, 4.591% yield, due 1/9/97                   1,000,000          999,125
U.S. Treasury Bills, 4.582% yield, due 1/16/97                  1,000,000          998,250
                                                                             -------------
TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $2,997,375)                          $   2,997,375
                                                                             -------------

SHORT-TERM HOLDINGS (5.9%)
------------------------------------------------------------------------------------------
1784 U.S. Treasury Money Market Fund                            1,898,824    $   1,898,824
Forum Daily Assets Treasury Fund                                6,002,392        6,002,392
                                                                             -------------
TOTAL SHORT-TERM HOLDINGS (COST $7,901,216)                                  $   7,901,216
                                                                             -------------
TOTAL INVESTMENTS (98.3%) (COST $105,770,245)+                               $ 130,657,048
OTHER ASSETS IN EXCESS OF LIABILITIES (1.7%)                                     2,204,840
                                                                             -------------
NET ASSETS (100.0%) (6,120,584 SHARES OUTSTANDING)                           $ 132,861,888
                                                                             -------------
                                                                             -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                    $       21.71
                                                                             -------------
                                                                             -------------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

AT DECEMBER 31, 1996, NET ASSETS CONSISTED OF:
------------------------------------------------------------------------------------------
Paid in Capital                                                              $ 107,982,113
Undistributed Net Investment Income                                                  3,642
Unrealized Appreciation on Investments                                          24,886,803
Accumulated Net Realized Loss on Investments                                       (10,670)
                                                                             -------------
NET ASSETS                                                                   $ 132,861,888
                                                                             -------------
                                                                             -------------

* Non-income producing security.

+ Aggregate cost for Federal income tax purposes is $105,780,882.

  Aggregate tax appreciation and depreciation are $25,813,812 and $937,646, respectively.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1996

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
    Dividends.....................................  $ 1,211,586
    Interest......................................      306,427
                                                    -----------
        Total Income..............................    1,518,013
                                                    -----------
Expenses:
    Investment advisor fee (Note 2)...............      614,942
    Administration fee (Note 2)...................       81,993
    Transfer agent fee (Note 2)...................       74,231
    Custodian fee.................................       14,494
    Accounting fee (Note 2).......................       61,494
    Legal fee.....................................        5,145
    Auditing fee..................................       19,700
    Directors fee.................................       28,641
    Registration fees.............................       27,086
    Miscellaneous.................................       23,407
                                                    -----------
        Total expenses............................      951,133
    Fees waived (Note 2)..........................       (9,672)
                                                    -----------
        Net expenses..............................      941,461
                                                    -----------
Net Investment Income.............................      576,552
                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments sold.............   12,422,759
Net change in unrealized appreciation of
 investments......................................   11,319,079
                                                    -----------
Net realized and unrealized gain on investments...   23,741,838
                                                    -----------
Increase in net assets resulting from
 operations.......................................  $24,318,390
                                                    -----------
                                                    -----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1996 AND 1995

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INCREASE IN NET ASSETS                                            1996         1995
                                                               -----------  ----------
Operations:
    Net investment income....................................  $   576,552  $  908,397
    Net realized gain on investments sold....................   12,422,759   5,894,436
    Net change in unrealized appreciation of investments.....   11,319,079  10,117,906
                                                               -----------  ----------
    Increase in net assets from operations...................   24,318,390  16,920,739

Dividends to shareholders from net investment income.........     (574,084)   (755,501)

Distributions to shareholders from net realized gains........  (12,433,396) (5,712,224)

Capital share transactions (Note 4)..........................   53,949,300  (2,844,493)
                                                               -----------  ----------
    Total increase...........................................   65,260,210   7,608,521

Net assets:
    Beginning of the year....................................   67,601,678  59,993,157
                                                               -----------  ----------
    End of year (including undistributed net investment
      income of $3,642 and $1,174, respectively).............  $132,861,888 $67,601,678
                                                               -----------  ----------
                                                               -----------  ----------

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1.  SUMMARY OF ACCOUNTING POLICIES

Sound Shore Fund, Inc. (the "Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The Fund's financial statements are prepared in accordance with generally accepted accounting principles and based upon the following significant accounting policies.

  A) VALUATION OF SECURITIES

  Securities traded on a national securities exchange are valued at the last reported sales price. Common stocks which are not so traded, for which no sale was reported, and over-the-counter securities are valued at the mean between the last reported bid and asked prices. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a remaining maturity of more than sixty days will be valued at the mean between the last reported bid and asked price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors. All other investment assets, including restricted and not readily marketable securities, are valued in such manner as the Board of Directors in good faith deems appropriate to reflect their fair market value.

  B) FEDERAL INCOME TAXES

  As it is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders, no Federal income tax provision is required.

  C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

  Dividends from net investment income, if any, are declared and paid semi-annually. Distributions of net capital gains, if any, are declared and paid annually.

  Distributions from net investment income and realized capital gain are based on amounts calculated in accordance with applicable income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect per share allocation between net investment income and realized and unrealized gain or loss. Undistributed net investment income and accumulated undistributed net realized gain or loss may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining in the fiscal year end is distributed the following year.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

  D) GENERAL

  Securities transactions are recorded on a trade date basis. Interest income is accrued as earned and dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are recorded on the identified cost basis.

2.  INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement, the Fund pays an advisory fee to Sound Shore Management, Inc. (the "Advisor") equal to 0.75% of the Fund's average daily net assets.

Effective January 1, 1996, under the Administration Agreement, the Fund pays an administration fee to Forum Financial Services, Inc. ("Forum") equal to 0.10% of the Fund's average daily net assets. Under the Fund Accounting Agreement dated January 1, 1996, Forum Accounting Services, LLC, an affiliate of Forum, provides portfolio accounting services to the Fund for a total fee of 0.075% of the Fund's average daily net assets. Under the Transfer Agency Agreement dated January 1, 1996, Forum Financial Corp. provides transfer agency services to the Fund for a total fee of 0.075% plus $12,000 per year.

Prior to January 1, 1996, Forum received a fee of 0.25% of average daily net assets of the Fund for administration and portfolio accounting services. Another Forum affiliate, Forum Financial Corp., served as the Fund's transfer agent and was compensated for those services by the Fund in the amount of $12,000 per year.

Pursuant to a separate Distribution Services Agreement, the Administrator acts as distributor of the Fund's shares. The Administrator is not paid any fee for its distribution services.

The Fund pays Directors who are unaffiliated with the Advisor or the Administrator $3,000 per year plus $500 per meeting attended.

Fees for investment advisory and administrative services in the amount of $71,598 and $8,096, respectively, are payable at December 31, 1996.

The Advisor and Administrator have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Fund so that total expenses of the Fund would not exceed a certain limitation. For the year ended December 31, 1996, the Advisor and Administrator waived fees totaling $7,254 and $2,418, respectively. The Advisor or the Administrator, at their discretion, may revise or discontinue the voluntary waivers.

3.  INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $86,699,731 and $57,658,853 respectively, for the year ended December 31, 1996.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4.  CAPITAL STOCK

At December 31, 1996, 100,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock were as follows:

                                                                                       YEAR ENDED
                                                                 ------------------------------------------------------
                                                                     DECEMBER 31, 1996           DECEMBER 31, 1995
                                                                 --------------------------  --------------------------
                                                                   SHARES        AMOUNT        SHARES        AMOUNT
                                                                 ----------  --------------  ----------  --------------
Sold...........................................................   2,754,183  $   61,386,956     315,052  $    5,545,488
Issued on reinvestment of dividends............................     548,843      11,889,059     329,511       5,922,587
Redeemed.......................................................    (904,527)    (19,326,715)   (802,786)    (14,312,568)
                                                                 ----------  --------------  ----------  --------------
Net increase (decrease)........................................   2,398,499  $   53,949,300    (158,223) $   (2,844,493)
                                                                 ----------  --------------  ----------  --------------
                                                                 ----------  --------------  ----------  --------------

Of the 6,120,584 shares outstanding at December 31, 1996, the Employees' Profit Sharing Plan of Sound Shore Management, Inc. owned 329,303 shares.

5.  FEDERAL TAX STATUS OF DIVIDENDS DECLARED DURING THE FISCAL YEAR (UNAUDITED)

63.65% of the income dividends paid by the Fund in 1996 were derived from investments in qualifying domestic common stock.

In December 1996, the Fund declared $7,866,216 in long-term capital gains.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Selected data for a share
outstanding throughout
the periods.

                                                                            YEAR ENDED DECEMBER 31,
                                                      --------------------------------------------------------------------
                                                          1996          1995          1994          1993          1992
                                                      ------------  ------------  ------------  ------------  ------------
Beginning net asset value per share.................       $18.16    $   15.46     $   16.50     $   16.24     $   15.17
Net investment income...............................        0.13          0.25          0.22          0.14          0.17
Net realized and unrealized investment gain (loss)
 on securities......................................        5.90          4.33         (0.17)         1.80          3.02
Dividends paid from net investment income...........       (0.13)        (0.21)        (0.22)        (0.14)       (0.175)
Distributions from net realized gains...............       (2.35)        (1.67)        (0.87)        (1.54)        (1.95)
                                                      ------------      ------        ------        ------        ------
Ending net asset value per share....................      $21.71    $     18.16   $     15.46   $     16.50   $     16.24
                                                      ------------       ------        ------        ------        ------
                                                      ------------       ------        ------        ------        ------
Ratios to average net assets:
    Expenses........................................         1.15 %        1.15 %        1.22 %        1.27 %        1.37 %
    Net investment income...........................         0.70 %        1.41 %        1.32 %        0.88 %        1.10 %
Total return........................................        33.27 %       29.87 %        0.30 %       11.96 %       21.17 %
Portfolio turnover rate.............................        69.31 %       53.01 %       75.52 %       90.99 %       88.33 %
Net assets at end of period (000's omitted).........     $132,862       $67,602       $59,993       $58,179       $39,974
Average commission rate paid on portfolio investment
 transactions.......................................      $0.0563 (a)     N/A         N/A           N/A           N/A

(a) Amount represents the average commission per share paid to brokers on the purchase or sale of equity securities.

--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

SOUND SHORE FUND, INC.
INDEPENDENT AUDITOR'S REPORT

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
SOUND SHORE FUND

We have audited the accompanying statement of net assets of Sound Shore Fund, Inc. as of December 31, 1996, the related statements of operations for the year then ended and of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Sound Shore Fund, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
February 14, 1997

--------------------------------------------------------------------------------

----------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
----------------------------------------------

SOUND SHORE FUND, INC.
       2 Portland Square
       Portland, ME 04101

INVESTMENT ADVISOR
       Sound Shore Management, Inc.
       P.O. Box 1810
       8 Sound Shore Drive
       Greenwich, Connecticut 06836

ADMINISTRATOR
       Forum Financial Services, Inc.
       2 Portland Square
       Portland, ME 04101

CUSTODIAN
       The First National Bank of Boston
       P.O. Box 1959
       Boston, Massachusetts 02105

TRANSFER AGENT & DIVIDEND
   DISBURSING AGENT
       Forum Financial Corp.
       2 Portland Square
       Portland, Maine 04101

                                     [LOGO]

                                 ANNUAL REPORT
                               DECEMBER 31, 1996